Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments Included in Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Available-for-sale Securities | Equity securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	¥ 39,366	¥ 4,781
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	11,117	874
Available-for-Sale Securities, Fair Value 12 Months or Longer	27	10,351
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer	9	1,229
Available-for-Sale Securities, Total	39,393	15,132
Available-for-Sale Securities, Gross Unrealized Losses, Total	11,126	2,103
Cost method Investments
Marketable Securities And Unrealized Loss Position [Line Items]
Cost method Investments Fair Value Less than 12 Months	287	42
Cost method Investments, Gross Unrealized Holding Losses Less than 12 Months	1,489	66
Cost method Investments Fair Value 12 months or longer	17	104
Cost method Investments, Gross Unrealized Holding Losses 12 Months or Longer	102	218
Cost method Investments, Total	304	146
Cost method Investments Gross Unrealized Loss, Total	¥ 1,591	¥ 284